CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Statements Of Cash Flows
Net Loss	$ (1,548,370)	$ (189,628)	$ (5,836,369)	$ (2,272,612)
Depreciation	3,070	4,244	14,088	15,794
Loss on disposal of property and equipment			1,322
Warrants issued with common stock	185,630	15,000	135,400	28,000
Stock issued for interest expense				12,500
Preferred Stock issued for compensation			200,000	1,156,708
Common Stock issued for services				233,502
Impairment of goodwill			4,799,965
Stock issued for services	309,048
Equity instruments issued with debt greater than debt carrying amount	718,000
Change in receivable reserve	(5,000)		79,534	35,465
Accounts receivable	31,695	(76,019)	(74,629)	(33,700)
Inventory	(2,709)	151,786	258,300	(300,354)
Prepaid inventory		(10,175)	(37,212)	(14,776)
Notes receivable				(15,189)
Deposits	(508,000)		5,000
Accounts payable	(50,431)	36,026	207,176	126,849
Due to officers		(500)	(500)
Net cash used in operations	(811,290)	(69,266)	(247,925)	(1,027,813)
Proceeds from sale of property and equipment			6,293
Purchase of property and equipment			(534)	(30,969)
Cash assumed in reverse merger			35
Net cash used in investing activities			5,794	(30,969)
Proceeds from issuance of notes payable	928,474		264,306	250,000
Proceeds from issuance of notes payable to related parties	17,502	30,000	44,190	150,000
Payments on notes payable			(150,000)	(100,000)
Payments on notes payable to related parties	(5,000)	(5,000)	(89,192)	(10,000)
Proceeds from issuance of common stock and common stock subscribed	290,160	50,000	180,000	715,750
Net cash provided by financing activities	1,231,136	75,000	249,304	1,005,750
NET CHANGE IN CASH AND CASH EQUIVALENTS	419,846	5,734	7,173	(53,032)
CASH AND CASH EQUIVALENTS, beginning of period	16,312	9,139	9,139	62,171
CASH AND CASH EQUIVALENTS, end of period	436,158	14,873	16,312	9,139
Cash paid for interest	2,250
Common stock issued for interest				12,500
Warrant expense	$ 185,630	$ 15,000	$ 135,400	$ 28,000